PRINCIPAL ACTIVITIES AND ORGANIZATION (Details Narrative) - USD ($)						6 Months Ended
	Jun. 05, 2025	Apr. 14, 2024	Jan. 31, 2024	Sep. 07, 2022	Dec. 31, 2020	Jun. 30, 2025
Meixin [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
VIE percent interest owned				80.00%
Payment for VIE controlling interest				$ 4,300,000
Xinca [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued for acquisition, shares			1,800,000
VIE percent interest owned			100.00%
SY Culture [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued for acquisition, shares		600,000
VIE percent interest owned		100.00%
Payment for VIE controlling interest						$ 500,000
Purchase cash price	$ 550,000
XFC Sale [Member] | Restricted Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued for acquisition, shares					466,667